Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2023
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 9:- CONTINGENT LIABILITIES AND COMMITMENTS

a.	Liabilities to pay royalties:

According to the patent license agreement that the Company entered into with Leiden University in the Netherlands on November 2, 2009, which is affiliated with the National Institutes of Health (NIH), the Company was granted an exclusive license for the use of the patents of several compounds, including CF602 in certain territories.

The Company is committed to pay royalties as follows:

1)	A one-time concession commission of €25 thousand;

2)	Annual royalties of €10 thousand until the clinical trials commence;

3)	2%-3% of net sales (as defined in the agreement) received by the Company;

4)	Royalties in a total amount of up to €850 thousand based on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) €50 thousand upon initiation of Phase I studies; (ii) €100 thousand upon initiation of Phase II studies; (iii) €200 thousand upon initiation of Phase III studies; and (iv) €500 thousand upon marketing approval by any regulatory authority.

5)	If the agreement is sublicensed to another company, the Company will provide Leiden University royalties at a rate of 10%. A merger, consolidation or any other change in ownership will not be viewed as an assignment of the agreement as discussed in this paragraph.

As of December 31, 2023 and 2022, no accrual has been recorded with respect to Leiden University.